Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Policy - Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
Pursuant to our equity award grant policy, we grant equity awards upon the recommendation and approval of our Compensation Committee. Awards to newly-hired or promoted executive officers who are eligible to receive stock awards are proposed for approval at our Board’s next regularly scheduled meeting following the executive officer’s hire or promotion.
Our annual equity awards are generally granted on fixed dates determined in advance. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings, then such equity awards are granted. Annual equity awards are typically granted to our executives in December of each fiscal year. For fiscal 2025, annual equity awards were granted to our executive officers in December 2024. On limited occasions, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. Our Compensation Committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the Compensation Committee does not time the release of material nonpublic information based on equity award grant dates. We do not currently grant stock options, SARs or similar option-like instruments to our NEOs or other employees or service providers.

Award Timing Method	Our annual equity awards are generally granted on fixed dates determined in advance. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings, then such equity awards are granted. Annual equity awards are typically granted to our executives in December of each fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Compensation Committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the Compensation Committee does not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false